Inventories (Tables)	6 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	September 30, 2022 (Unaudited)	March 31, 2022

Raw materials	$192,702	$604,850
Finished goods	588,827	584,747
Provision for inventory	(153,343)	(172,070)
Total inventories, net	$628,186	$1,017,527